Shareholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends Payable [Line Items]
Dividend paid	$ 1,539,260	$ 8,945,377	$ 12,622,128
September 2, 2011 [Member]
Dividends Payable [Line Items]
Dividend paid	3,880,406
April 18, 2012 [Member]
Dividends Payable [Line Items]
Dividend paid	7,527,988
August 31, 2012 [Member]
Dividends Payable [Line Items]
Dividend paid	5,094,140
April 26, 2013 [Member]
Dividends Payable [Line Items]
Dividend paid	4,142,199
September 20, 2013 [Member]
Dividends Payable [Line Items]
Dividend paid	4,803,178
October 14, 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	$ 1,539,260